Exhibit 99.9

Monthly Investor Report: Verizon Master Trust - VZMT 2025-7

Collection Period		Payment Date		Transaction Month	Series Status at End of Prior Payment Date
July 2026		08/20/2026		11		Revolving
Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	8/21/28	08/20/2031	$601,430,000.00		3.96%			3.96%
Class A-1b	8/21/28	08/20/2031	$200,470,000.00	31	SOFR +0.52%	08/13/2026	3.63650%	4.16%
Class B	8/21/28	08/20/2031	$61,310,000.00		4.21%			4.21%
Class C	8/21/28	08/20/2031	$36,790,000.00		4.40%			4.40%

Total			$900,000,000.00

Series 2025-7 Allocation % x Group One Available Funds	$62,801,030.25
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$62,801,030.25

Beginning of Period Reserve Account Balance	$9,809,264.31
Required Reserve Amount	$9,809,264.31
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$9,809,264.31

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$68.11	$68.11	$0.00	$0.00	$62,800,962.14
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$62,800,962.14
Asset Representations Reviewer Fee	$34.99	$34.99	$0.00	$0.00	$62,800,927.15
Supplemental ARR Fee	$139.94	$139.94	$0.00	$0.00	$62,800,787.21
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$62,799,537.21
Servicing Fee	$694,479.88	$694,479.88	$0.00	$0.00	$62,105,057.33
Class A-1a Note Interest	$1,984,719.00	$1,984,719.00	$0.00	$0.00	$60,120,338.33
Class A-1b Note Interest	$717,523.89	$717,523.89	$0.00	$0.00	$59,402,814.44
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$59,402,814.44
Class B Note Interest	$215,095.92	$215,095.92	$0.00	$0.00	$59,187,718.52
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$59,187,718.52
Class C Note Interest	$134,896.67	$134,896.67	$0.00	$0.00	$59,052,821.85
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$59,052,821.85
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$59,052,821.85
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$59,052,821.85
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$59,052,821.85
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$59,052,821.85
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$59,052,821.85
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$59,052,821.85
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$59,052,821.85
Class R Interest	$59,052,821.85	$59,052,821.85	$0.00	$0.00	$0.00

Total	$62,801,030.25	$62,801,030.25	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$1,984,719.00	$0.00	$0.00	$1,984,719.00
Class A-1b	$0.00	$0.00	$717,523.89	$0.00	$0.00	$717,523.89
Class B	$0.00	$0.00	$215,095.92	$0.00	$0.00	$215,095.92
Class C	$0.00	$0.00	$134,896.67	$0.00	$0.00	$134,896.67

Total	$0.00	$0.00	$3,052,235.48	$0.00	$0.00	$3,052,235.48

		Payment per $ 1,000 of Notes			As of Prior Payment Date		Current Payment Date
Noteholder Payments	Note Balance per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$3.30	$0.00	$3.30	$601,430,000.00	1.00	$601,430,000.00	1.00
Class A-1b	$1,000.00	$3.58	$0.00	$3.58	$200,470,000.00	1.00	$200,470,000.00	1.00
Class B	$1,000.00	$3.51	$0.00	$3.51	$61,310,000.00	1.00	$61,310,000.00	1.00
Class C	$1,000.00	$3.67	$0.00	$3.67	$36,790,000.00	1.00	$36,790,000.00	1.00

Total	$1,000.00	$3.39	$0.00	$3.39	$900,000,000.00	1.00	$900,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$450,000,000.00		$450,000,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.